Secured Loan Payable	12 Months Ended
Dec. 31, 2017
Convertible Promissory Note/Short-Term Bank Loans, Net/Secured Loan Payable[Abstract]
SECURED LOAN PAYABLE

17. SECURED LOAN PAYABLE

The following is a summary of the Company’s secured loan payable as of December 31, 2017 and 2016:

			December 31,	December 31,
Lender name	Interest rate	Term	2017	2016
China Great Wall Assets Management Co. Ltd.	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	15,336,412	14,370,526
Less unamortized financing cost			-	(215,558)
			$15,336,412	$14,154,968

As of December 31, 2017 and 2016, the secured loan payable had maturity terms within 1 year. Interest expense incurred on the secured loan payable was $1,303,909, $2,081,104 and $2,302,136 for the years ended December 31, 2017, 2016 and 2015, respectively. Financing expenses incurred on the above short-term loan was nil, $361,423 and nil for the years ended December 31, 2017, 2016 and 2015, respectively. Default interest incurred on the secured loan payable was $472,975 for the year ended December 31, 2017. Liquidated damage occur was $1,476,588 for the year ended December 31, 2017.

The secured loan payable was guaranteed by shareholders of the Feng Hui (See Note 26), and Feng Hui pledged $5,310,886 and $28,049,885 loans receivable from its customers as of December 31, 2017 and 2016, respectively, to secure this loan for the lender.

On January 16, 2018, the Company has received a subpoena to action from Xinjiang superior people’s court. China Great Wall Assets Management Co, Ltd has sued the Company and the guarantors to the court for the default loan and penalties. The case is under the process.

The company is actively negotiating with China Great Wall Assets Management Co, Ltd about the debt restructuring, but there is no agreement achieved.